Litigation (Details)	3 Months Ended			3 Months Ended
	Jun. 30, 2013 CHF	Jun. 30, 2013 Minimum CHF	Jun. 30, 2013 Maximum CHF	Jun. 30, 2013 Singapore MAS matter Monetary Authority of Singapore Minimum SGD	Jun. 30, 2013 Singapore MAS matter Monetary Authority of Singapore Maximum SGD
Jun. 30, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Central District of California
USD ($)
							Jun. 30, 2013 Group parent company Auction rate securities Elbit Systems Ltd. US District Court for the Southern District of New York (SDNY) USD ($)
Loss Contingencies
Range of possible losses that are not covered by existing provisions		0	2,300,000,000
Net litigation provisions recorded	155,000,000
Litigation disclosures
RMBS offerings by third party						283,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC						12.00%
Value of RMBS issued by third party underwritten by CSS LLC						34,000,000
Fines, judgments and settlements paid							16,000,000
Additional Statutory Reserves, deposited with the Monetary Authority of Singapore in a non-interest bearing account				400,000,000	600,000,000